Other administrative expenses - Remuneration to auditors (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Auditor's remuneration details
Audit fees	kr (10)	kr (8)	kr (8)
Audit related fees	0	0	0
Tax related fees	0		0
Other fees	(2)	(2)	(1)
Total	kr (12)	kr (10)	kr (9)